FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	Six months ended June 30, 2017	Year ended December 31, 2016

	U.S. $ in millions
Fair value at the beginning of the period	$(811)	$(811)
Investment in debt securities	-	16
Translation differences	(17)	18
Additional contingent consideration resulting from:
Actavis Generics transaction	-	(302)
Adjustments to provisions for contingent consideration:
Actavis Generics transaction	(22)	-
Labrys transaction	(36)	(6)
Eagle transaction	(102)	(179)
MicroDose transaction	-	(8)
Cephalon transaction	(1)	(12)
Nupathe transaction	-	122
Settlement of contingent consideration:
Labrys transaction	1	25
Eagle transaction	88	115
Cephalon transaction	-	205
Gecko transaction	-	6

Fair value at the end of the period	$(900)	$(811)

	Estimated fair value*
	June 30,	December 31,
	2017	2016

	U.S. $ in millions

Senior notes included under long-term liabilities	$27,688	$26,456
Senior notes and convertible senior debentures included under short-term debt	554	569

Total	$28,242	$27,025

* The fair value was estimated based on quoted market prices, where available.

c. Investment in securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the table below:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

June 30, 2017	$315	$282	$59	$26
December 31, 2016	$986	$985	$44	$43

Activity for financial assets estimated utilizing Level 3 inputs
	June 30, 2017
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$5	$-	$-	$5
Cash deposits and other	594	-	-	594
Investment in securities:
Equity securities	185	-	-	185
Structured investment vehicles	-	93	-	93
Other, mainly debt securities	14	-	18	32
Derivatives:
Asset derivatives - options and forward contracts	-	17	-	17
Asset derivatives - interest rate and cross currency swaps	-	60	-	60
Liabilities derivatives - options and forward contracts	-	(21)	-	(21)
Liabilities derivatives - cross currency swaps	-	(45)	-	(45)
Contingent consideration*	-	-	(918)	(918)

Total	$798	$104	$(900)	$2

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$24	$-	$-	$24
Cash deposits and other	964	-	-	964
Investment in securities:
Equity securities	842	-	-	842
Structured investment vehicles	-	89	-	89
Other, mainly debt securities	14	-	17	31
Derivatives:
Asset derivatives - options and forward contracts	-	10	-	10
Asset derivatives - cross-currency swaps	-	88	-	88
Liability derivatives - options and forward contracts	-	(17)	-	(17)
Liability derivatives - interest rate swaps	-	(2)	-	(2)
Contingent consideration*	-	-	(828)	(828)

Total	$1,844	$168	$(811)	$1,201